FINANCIAL INSTRUMENTS - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 355,927
Financial liabilities at fair value through profit or loss, and measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	222,333	$ 152,135
Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	710,316	363,211
Share based payment liabilities (note 16) | At fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial Liabilities	55,257	4,276
Accounts payable and accrued liabilities (note 14)
Disclosure of financial liabilities [line items]
Financial Liabilities	151,760
Accounts payable and accrued liabilities (note 14) | Other financial liabilities, measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	151,760	125,635
Leases (note 15) | Other financial liabilities, measured at amortized cost
Disclosure of financial liabilities [line items]
Financial Liabilities	15,316	22,224
Warrant investments (note 12) | At fair value through profit or loss
Disclosure of financial assets [line items]
Financial Assets	1,605	1,209
Cash | Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	707,206	332,227
Restricted cash | Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	0	22,190
Accounts receivable (not including sales taxes) | Loans and receivables, measured at amortized cost
Disclosure of financial assets [line items]
Financial Assets	3,110	8,794
Investments in equity securities (note 12) | Investments in equity securities, measured at fair value through Other Comprehensive Income
Disclosure of financial assets [line items]
Financial Assets	$ 253,540	$ 141,781